UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/10

Item 1.	Schedule of Investments

Elfun International Equity

Schedule of Investments (dollars in thousands)—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—93.9% †	Number of Shares	Value
Australia—1.1%
Brambles Ltd.	305,733	$1,397
Paladin Energy Ltd.	425,282	1,271	(a)
		2,668

Brazil—2.4%
Banco Santander Brasil S.A.	205,500	2,113
Petroleo Brasileiro S.A. ADR	62,940	1,876
Vale S.A. ADR	95,468	2,007
		5,996

Canada—3.6%
Kinross Gold Corp.	43,950	753
Potash Corporation of Saskatchewan Inc.	46,302	3,995
Research In Motion Ltd.	49,298	2,428	(a)
Suncor Energy Inc.	63,706	1,878
		9,054

Chile—0.4%
Sociedad Quimica y Minera de Chile S.A. ADR	27,864	909

China—0.9%
China Mobile Ltd.	74,691	740
China South Locomotive and Rolling Stock Corp.	2,133,155	1,456
		2,196

Denmark—1.0%
AP Moller—Maersk A/S	309	2,438

Finland—0.3%
Nokia Oyj	95,209	777

France—12.2%
AXA S.A.	147,745	2,261
BNP Paribas	77,622	4,183
Cap Gemini S.A.	54,714	2,409
Cie Generale d’Optique Essilor International S.A.	78,210	4,655
Credit Agricole S.A.	99,904	1,038
Danone	23,632	1,269
European Aeronautic Defence and Space Company N.V.	118,614	2,425
Safran S.A.	41,058	1,147
Schneider Electric S.A.	31,153	3,152
Total S.A.	78,289	3,501
Veolia Environnement	48,162	1,133
Vinci S.A.	38,071	1,583
Vivendi S.A.	75,961	1,546
		30,302

Germany—10.9%
Adidas AG	47,263	2,292
Bayer AG	55,625	3,114
Daimler AG	50,242	2,546
Deutsche Boerse AG	62,524	3,805
Linde AG	39,066	4,115
Metro AG	41,372	2,114
SAP AG	43,047	1,917
Siemens AG	67,774	6,072
ThyssenKrupp AG	44,402	1,096
		27,071

Hong Kong—0.7%
Esprit Holdings Ltd.	330,067	1,777

India—0.7%
Larsen & Toubro Ltd.	43,806	1,695

Ireland—0.8%
CRH PLC	97,175	2,005

Italy—2.1%
ENI S.p.A.	114,044	2,097
UniCredit S.p.A.	1,401,687	3,106
		5,203

Japan—14.9%
Daikin Industries Ltd.	32,000	975
Fanuc Ltd.	11,300	1,275
Mitsubishi Corp.	97,000	2,005
Mitsubishi Estate Company Ltd.	156,946	2,183
Mitsubishi Heavy Industries Ltd.	320,000	1,103
Mitsubishi UFJ Financial Group Inc.	685,869	3,112
Nomura Holdings Inc.	884,012	4,826
Sony Financial Holdings Inc.	914	3,046
Sumitomo Metal Industries Ltd.	1,722,923	3,892
Sumitomo Mitsui Financial Group Inc.	30,839	872
Suzuki Motor Corp.	175,031	3,432
Taiyo Nippon Sanso Corp.	194,977	1,547
The Bank of Yokohama Ltd.	467,007	2,134
Toyota Motor Corp.	45,182	1,551
Unicharm Corp.	27,800	3,132
Yamada Denki Company Ltd.	29,864	1,950
		37,035

Mexico—0.4%
America Movil SAB de C.V. ADR	18,575	882

Netherlands—3.2%
Heineken N.V.	24,198	1,027
Koninklijke Ahold N.V.	134,867	1,671
Koninklijke Philips Electronics N.V.	149,683	4,477
Unilever N.V.	30,822	843
		8,018

Russian Federation—0.5%
Mobile Telesystems OJSC ADR	66,270	1,270

South Africa—0.8%
MTN Group Ltd.	159,381	2,091

South Korea—2.1%
KB Financial Group Inc.	36,243	1,389
Samsung Electronics Company Ltd.	5,880	3,688
		5,077

Spain—2.8%
Banco Santander S.A.	422,507	4,438	(h)
Iberdrola S.A.	196,440	1,106
Telefonica S.A.	80,882	1,501
		7,045

Sweden—0.9%
Hennes & Mauritz AB	8,770	241
Telefonaktiebolaget LM Ericsson	185,703	2,064
		2,305

Switzerland—9.2%
Credit Suisse Group AG (Regd.)	73,315	2,755
Nestle S.A.	158,150	7,622
Novartis AG	54,641	2,647
Roche Holding AG	37,955	5,222
Syngenta AG	10,414	2,405
Zurich Financial Services AG	10,285	2,266
		22,917

Taiwan—2.6%
Delta Electronics Inc.	560,000	1,788
Taiwan Semiconductor Manufacturing Company Ltd.	2,232,400	4,173
Taiwan Semiconductor Manufacturing Company Ltd. ADR	61,834	603
		6,564

United Kingdom—19.4%
Autonomy Corporation PLC	65,184	1,779	(a)
BG Group PLC	198,803	2,961
BHP Billiton PLC	176,121	4,573	(h)
Diageo PLC	31,974	503
Experian PLC	43,390	378
G4S PLC	414,869	1,647
G4S PLC	188,767	752
HSBC Holdings PLC	637,532	5,832
Lloyds Banking Group PLC	3,748,006	2,963
National Grid PLC	517,783	3,785
Prudential PLC	548,736	4,144
Reckitt Benckiser Group PLC	99,168	4,619
Rio Tinto PLC	87,910	3,866
Royal Dutch Shell PLC	99,260	2,508
Tesco PLC	586,961	3,316
The Capita Group PLC	212,361	2,343
Vodafone Group PLC	1,017,528	2,099
		48,068

Total Common Stock		233,363
(Cost $255,227)

Preferred Stock—1.5%
Fresenius SE	19,035	1,259
Volkswagen AG	27,969	2,458

Total Preferred Stock		3,717
(Cost $3,877)

Rights—0.0%*
Iberdrola S.A.	203,522	44	(a)
(Cost $48)

Other Investments—0.0%*
GEI Investment Fund		98	(k)
(Cost $112)

Total Investments in Securities		237,222
(Cost $259,264)

Short-Term Investments—0.4%
GE Money Market Fund Institutional Class
0.05%		875	(d,k)
(Cost $875)

Total Investments		238,097
(Cost $260,139)

Other Assets and Liabilities, net—4.2%		10,306

NET ASSETS —100.0%		$248,403

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
DJ Stoxx 50 Index Futures	September 2010	98	$3,083	$12
FTSE 100 Index Futures	September 2010	21	1,533	(4)
Topix Index Futures	September 2010	14	1,327	3

				$11

The Fund was invested in the following categories at June 30, 2010 (unaudited):

Industry	Percentage (based on Market Value)
Commercial Banks	13.10%
Metals & Mining	6.80%
Oil, Gas & Consumable Fuels	6.76%
Chemicals	5.45%
Insurance	4.92%
Pharmaceuticals	4.61%
Industrial Conglomerates	4.43%
Automobiles	4.20%
Food Products	4.09%
Semiconductors & Semiconductor Equipment	3.56%
Household Products	3.26%
Capital Markets	3.18%
Food & Staples Retailing	2.98%
Wireless Telecommunication Services	2.98%
Healthcare Equipment & Supplies	2.48%
Communications Equipment	2.21%
Multi-Utilities	2.07%
Specialty Retail	1.67%
Machinery	1.61%
Diversified Financial Services	1.60%
Commercial Services & Supplies	1.59%
Software	1.55%
Aerospace & Defense	1.50%
Construction & Engineering	1.38%
Electrical Equipment	1.32%
Professional Services	1.14%
Marine	1.02%
IT Services	1.01%
Textiles, Apparel & Luxury Goods	0.96%
Real Estate Management & Development	0.92%
Trading Companies & Distributors	0.84%
Construction Materials	0.84%
Electronic Equipment, Instruments & Components	0.75%
Media	0.65%
Beverages	0.64%
Diversified Telecommunication Services	0.63%
Electric Utilities	0.48%
Building Products	0.41%

99.59%

Short-Term and Other Investments	Percentage (based on Market Value)
Short-Term Investments	0.37%
Other Investments	0.04%

0.41%

100.00%

Notes to Schedules of Investments (dollars in thousands) – June 30, 2010 (unaudited)

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $7,266; $8,176; $38,679 and $17,397 or 3.57%, 0.45%, 11.09% and 8.19% of the net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AGC, AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2010 (as a percentage of net assets) as follows:

AMBAC	8.56%
AGM	8.29%
MBIA	6.15%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At June 30, 2010, these securities amounted to $1,011 and $142 or 0.29% and 0.07% of Net Assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2010.
*	Less than 0.1%
**	Amount is less than $1.00.

Abbreviations:

ADR	American Depositary Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2010:

Elfun International Equity Fund

	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stock	$18,713	$214,650	‡	$—	$233,363
Preferred Stock	—	3,717	‡	—	3,717
Rights	—	44	‡	—	44
Other Investments	—	98		—	98
Short-Term Investments	875	—		—	875

Total Investments in Securities	$19,588	$218,509		$—	$238,097

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$11	$—		$—	$11

‡	At June 30, 2010, the foreign securities were valued with the assistance of an independent fair value pricing services, causing securities to move from Level 1 to Level 2

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives June 30, 2010			Liability Derivatives June 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value		Location in the Statements of Assets and Liabilities	Fair Value
Elfun International Equity Fund
Equity Contracts	Receivables, Net Assets—	15	*	Liabilities, Net Assets—	(4	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/s/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

By:	/s/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: August 19, 2010